Loan commitments and financial guarantee contracts (Tables)	12 Months Ended
Dec. 31, 2019
Loan commitments and financial guarantee contracts
Schedule of bank's outstanding loan commitments and financial guarantee contracts

The Bank’s outstanding loan commitments and financial guarantee contracts are as follows:

	December 31,	December 31,
	2019	2018
Documentary letters of credit	169,320	218,988
Stand-by letters of credit and guarantees - commercial risk	255,481	179,756
Credit commitments	68,571	103,143
Total loans commitments and financial guarantee contracts	493,372	501,887

Schedule of remaining maturity profile of the bank's outstanding loan commitments and financial guarantee contracts

The remaining maturity profile of the Bank’s outstanding loan commitments and financial guarantee contracts is as follows:

	December 31,	December 31,
Maturities	2019	2018
Up to 1 year	424,744	434,544
From 1 to 2 years	8,628	200
From 2 to 5 years	60,000	67,143
Total	493,372	501,887